PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS NET (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Property, Equipment and Leasehold Improvements [Member]
Depreciation expense	$ 134,874	$ 597,113	$ 545,926	$ 529,732	$ 734,358